                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Undiscovered Managers, LLC
Address: 700 North Pearl Street
         Dallas, TX 75201

Form 13F File Number: 028-05867

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patricia L. Duncan
Title: Vice President
Phone: 214-999-7209

Signature, Place, and Date of Signing:

/s/ Patricia L. Duncan           Dallas, TX                     April 8, 2002
----------------------        ------------------                -------------
    [Signature]                 [City, State]                      [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Name                                                 13F File Number
----                                                 ---------------
Bay Isle Financial Corporation                       028-05490
Fuller & Thaler Asset Management, Inc.               028-04007
J.L. Kaplan Associates, LLC                          028-03472
Kestrel Investment Management Corporation            028-04060
Mazama Capital Management, Inc.                      028-05179

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   1

Form 13F Information Table Entry Total:              2

Form 13F Information Table Value Total:            $27
                                                   (thousands)

List of Other Included Managers:

No.      Name                                                 13F File Number
---      ----                                                 ---------------
1        Nordea Investment Management North America, Inc.            --

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FORM 13F
March 31, 2002

        COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  --------  --------  ------------------  ----------  --------  --------------------
                                                     VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------  --------------  --------  --------  -------  ---  ----  ----------  --------  --------------------
TAIWAN SEMICONDUCTOR          ADR        874039100      15      700    SH           OTHER          1            700
TEVA PHARMACEUTICAL ADR       ADR        881624209      12      215    SH           OTHER          1            215

REPORT SUMMARY            2 Data Records                27        1        OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED